AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Schedule of available-for-sale securities
Estimated fair value	$ 105,818,000		$ 74,581,000
Proceeds from available-for-sale securities	600,000
Gain on sale of available-for-sale securities	300,000
Other than temporary impairment loss on available-for-sale securities		10,995,000
Available-for-sale securities in an unrealized gain position
Schedule of available-for-sale securities
Cost (net of impairments)	41,028,000		30,583,000
Unrealized gains (losses) in accumulated other comprehensive income (loss)	31,123,000		11,530,000
Estimated fair value	72,151,000		42,113,000
Available-for-sale securities in an unrealized loss position
Schedule of available-for-sale securities
Cost (net of impairments)	39,987,000		39,933,000
Unrealized gains (losses) in accumulated other comprehensive income (loss)	(6,320,000)		(7,465,000)
Estimated fair value	33,667,000		32,468,000
Other than temporary impairment loss on available-for-sale securities		$ 11,000,000